Share Based Compensation	12 Months Ended
Dec. 31, 2011
Share Based Compensation
20.	Share Based Compensation

In order to provide additional incentives to employees and to promote the success of the Company’s business, the Company adopted a share incentive plan in 2010 (the “2010 Plan”). Under the 2010 Plan, the Company may grant options to its employees, directors and consultants to purchase an aggregate of no more than 38,307,310 ordinary shares of the Company. The 2010 Plan was approved by the Board of Directors and shareholders of the Company on July 16, 2010. The maximum aggregate number of ordinary shares to be issued under 2010 Plan was subsequently amended to 36,585,630, as approved by the Board of Directors and shareholders of the Company on January 14, 2011.

The 2010 Plan will be administered by the Board of Director or the Compensation Committee of the Board as set forth in the 2010 Plan (the “Plan Administrator”). All options to be granted under the 2010 Plan have a contractual term of ten years and generally vest over 3 to 4 years in the grantee’s option agreement. On July 16, 2010, the Company granted 24,078,670 options to employees at exercise price of US$0.15 which had a vesting commencement date of either: (i) July 1, 2008 for employees who joined the Company prior to this date or (ii) the grant date for employees who joined the Company after July 1, 2008. For the options with vesting commencement dates that preceded the grant date, compensation cost related to share options that were vested upon grant date was recognized immediately on the grant date. The compensation cost related to remaining unvested share options shall be recognized over the remaining requisite service period. As of December 31, 2011, options to purchase 18,180,898 of ordinary shares were outstanding and options to purchase 8,178,292 ordinary shares were available for future grant under the 2010 Plan.

The following table summarized the Company’s employee share option activity under the 2010 Plan:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		(US$)	(Years)	(US$’000)
Outstanding, January 1, 2011	24,078,670	0.15
Granted	4,761,704	0.53
Exercised	(10,226,440)	0.15
Forfeited	(433,036)	0.39

Outstanding, December 31, 2011	18,180,898	0.24	7.2	23,425

Vested and expected to vest at December 31, 2011	18,180,898	0.24	7.2	23,425

Exercisable as of December 31, 2011	9,561,294	0.17	6.7	12,995

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the estimated fair value of the underlying stock at each reporting date, for those awards that have an exercise price below the estimated fair value of the Company’s shares. As of December 31, 2010 and 2011, the Company has options outstanding to purchase an aggregate of 24,078,670 shares and 18,180,898 shares with an exercise price below the estimated fair value of the Company’s shares, resulting in an aggregate intrinsic value of RMB172,267,000 (US$26,101,000) and RMB147,435,000 (US$23,425,000), respectively.

For share options granted before September 30, 2011, the fair value of each share option grant was estimated on the date of grant using the Black-Scholes option pricing model. For share options granted after September 30, 2011, the fair value of each award is estimated on the date of grant using a binomial-lattice option valuation model. The binomial-lattice model considers characteristics of fair value option pricing that are not available under the Black-Scholes. Similar to the Black-Scholes model, the binomial-lattice model takes into account variables such as volatility, dividend yield, and risk-free interest rate. However, in addition, the binomial-lattice model considers the contractual term of the option, the probability that the option will be exercised prior to the end of its contractual life, and the probability of termination or retirement of the option holder in computing the value of the option. For these reasons, the Company believes that the binomial-lattice model provides a fair value for its share based compensation plans that are more representative of actual experience and future expected experience that the value calculated in previous years using the Black-Scholes model.

The Company calculated the estimated fair value of the share options on the grant date using the Black-Scholes Option valuation or model Binomial-Lattice model for 2010 and 2011, respectively, with the following assumptions:

	Granted in 2010		Granted in 2011		Granted in 2011
			Before September 30, 2011		After September 30, 2011

Risk-free interest rates		1.41%-2.35%		1.03%-3.36%		1.03%-3.36%
Expected life (years)		0.71-4.04 years		0.08-7.75 years		Not applicable
Sub optimal early exercise factor		Not applicable		Not applicable		2.2
Expected volatility		40.14%-67.24%		24.25%-76%		69.17%
Expected dividend yield		0%		0%		0%
Fair value of share option	US$	0.83	US$	1.20-US$2.06	US$	1.02-US$1.03

The aggregate fair value of the outstanding options at the grant date was determined to be RMB112,032,000 and such amount shall be recognized as compensation expenses using the straight-line method for all employee share options granted with graded vesting. The weighted-average grant-date fair value of options granted during the years ended December 31, 2010 and 2011 is US$0.15 and US$1.54, respectively. The total fair value of shares vested during the years ended December 31, 2010 and 2011 is US$26,842,000 and US$9,804,000, respectively.

As of December 31, 2010 and 2011, there was RMB50,900,000 and RMB58,357,000, of total unrecognized share-based compensation cost, net of estimated forfeitures, related to unvested options which is expected to be recognized over a weighted-average period of 1.8 years and 1.23 years, respectively. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.

A total compensation expense relating to options granted to employees recognized for the years ended December 31, 2009 (none), 2010 and 2011 is as follows:

	For the year ended December 31,
	2010	2011
	RMB’000	RMB’000	US$’000

Cost of revenues	4,645	2,157	343
Sales and marketing expenses	11,884	5,763	916
General and administration expenses	48,899	31,420	4,992
Research and development expenses	6,416	2,619	416

	71,844	41,959	6,667

(b)	Fully vested ordinary shares to the CEO of the Company

On December 31, 2010, in recognition of his past service contributions, the Company issued 24,826,090 fully vested ordinary shares to Sunrise Corporate Holding Ltd. (“Sunrise”), a company owned by Mr. Chen Sheng, the chief executive officer of the Company, for cash consideration equal to their per share par value of US$0.00001. Accordingly, the Company recorded share-based compensation expense on the date of issuance of these shares to Sunrise equal to the estimated fair-value of the ordinary shares at the measurement date which was determined to be RMB206,037,000 (US$31,217,000) or US$1.234 per ordinary share, which was recorded in general and administrative expenses.

Although neither Sunrise nor the Company’s chief executive officer has any contractual obligation to do so, Sunrise may at its sole discretion, at a future date, transfer a portion of these shares to existing employees of the Company and former employees of the Company’s Non-IDC Business that was discontinued and disposed of by the Company. Any share-based shareholder contribution, if and when made by the Company’s chief executive officer through Sunrise for the benefit of the Company, would be required to be pushed down and recognized as share-based compensation expense within the Company’s results of operations in accordance to ASC 718, which would be derived by determining the estimated fair value of the ordinary share award on the transfer date. As of December 31, 2011, Sunrise did not transfer any of these shares to existing employees of the Company and former employees of the Company’s Non-IDC Business that was previously discontinued and disposed of by the Company.